************************* FORM N-PX REPORT **************************
ICA File Number: 811-7440
Reporting Period: 07/01/2003 - 06/30/2004
Dimensional Emerging Markets Value Fund Inc.

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-7440

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                         1299 Ocean Avenue, 11th Floor,
                             Santa Monica, CA 90401
                     (Name and address of agent for service)

                                  310-395-8005
               Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: 07/01/2003 - 06/30/2004

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  Dimensional Emerging Markets Value Fund Inc.

Pursuant to the proxy voting  policies  adopted by the Fund,  the Fund generally does not seek notice of nor vote proxies on foreign  securities due to the local restrictions  on voting  proxies of certain  foreign  securities and because the
Fund  believes  that the  expenses  associated  with  voting  proxies on foreign securities outweigh the benefits of voting such proxies. Therefore, the Fund did not vote any proxies during the reporting period.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant):  Dimensional Emerging Markets Value Fund Inc.
By (Signature and Title): /s/Michael T. Scardina, Vice President, Chief
                             Financial Officer and Treasurer
Name: Michael T. Scardina
Title: Vice President, Chief Financial Officer and Treasurer

Date: August 31, 2004